COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
COMMITMENTS AND CONTINGENCIES

21.	COMMITMENTS AND CONTINGENCIES

The Company entered into a production agreement with its manufacturers whereby the parties have agreed to a specified production volume. Future payments as at December 31, 2023 are $31,906 with the majority expected to be paid within the next 12 months.